Note 34 Fees and commission expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fee and commission expense [Line Items]
Demand accounts	€ 3	€ 2
Credit and debit cards expenses	1,630	1,022
Transfers and other payment orders expenses	80	75
Commissions for selling insurance	27	24
Custody securities	42	42
Other fee and commission expense	524	425
Fee and commission expense	€ 2,307	€ 1,590